Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Statement Line Items [Line Items]
Net income (loss)	$ 11,069	$ 8,143
Weighted average number of common shares outstanding (in shares)	31,968,831	29,060,949
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.35	$ 0.28